LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained	$ 1,142,800	$ 845,200	$ 854,700
Proceeds from borrowings	548,817	734,346	$ 261,830
Share capital	$ 812	$ 748
Number of scrubber fitted vessels | item			2
Common class A shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares	$ 0.01
Common class B shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares	0.01
Common class C shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares	$ 0.01
Bocomm Leasing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained	$ 38,000
Lease Facility | Bocomm Leasing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained	$ 52,000